Velocity Commercial Capital Loan Trust 2024-3

Exhibit 99.22

Data Comparison
Run Date - 5/22/2024

Recovco Loan ID	Loan #1	Loan #2	Loan #3	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source	Tape Type
HLTA1QGHXSS	XXXX			Amortization Term	360	240	120	-33.33%	Methodology Difference
K5LUJM3U2NU	XXXX			Amortization Term	360	240	120	-33.33%	Methodology Difference
C5JXSHD315O	XXXX			Amortization Term	360	300	60	-16.67%	Methodology Difference
JTKZWUQIIVI	XXXX			Amortization Term	360	240	120	-33.33%	Methodology Difference